Goodwill and Intangible Assets, Net - Summary of Goodwill Balances Allocated by Operating Segment (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 195,474	$ 206,319	$ 184,156	$ 160,544
Mexico [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	7,371	7,529
United States [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	152,486	162,692
Spain [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	10,000	12,316
United Kingdom [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	6,335	6,371
France [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	4,796	4,524
Czech Republic [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	709	583
Colombia [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	6,146	6,461
Dominican Republic [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	279	250
Trinidad Cement Limited [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,027	0
Caribbean Argentina Costa Rica And Panama [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	985	1,036
Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,817	1,911
United Arab Emirates [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,769	1,865
Egypt [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	232	231
Other countries [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 522	$ 550